ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
1
Absolute Funds
Shares Security Description Value
Common Stock - 54.4%
Communication Services - 7.2%
644 Alphabet, Inc., Class A
(a)
$ 1,128,700
482 Alphabet, Inc., Class C
(a)
844,406
1,262 Charter Communications, Inc., Class A
(a)
834,876
6,441 Discovery, Inc., Class C
(a)
168,690
5,564 Facebook, Inc., Class A
(a)
1,519,862
2,230 Liberty Media Corp.-Liberty SiriusXM
(a)
96,314
7,313 Motorola Solutions, Inc. 1,243,649
5,836,497
Consumer Discretionary - 15.5%
354 Amazon.com, Inc.
(a)
1,152,953
361 Booking Holdings, Inc.
(a)
804,044
2,280 Camping World Holdings, Inc. 59,394
17,513 CarMax, Inc.
(a)
1,654,278
6,640 Expedia Group, Inc. 879,136
25,365 General Motors Co.
(b)
1,056,199
41,399 Gildan Activewear, Inc. 1,159,586
10,990 Hasbro, Inc. 1,028,005
6,825 Lowe's Cos., Inc. 1,095,481
10,021 MGM Resorts International
(b)
315,762
6,915 Mohawk Industries, Inc.
(a)(c)
974,669
149 NVR, Inc.
(a)
607,899
3,211 Spark Networks SE, ADR
(a)
17,083
9,920 The Kroger Co. 315,059
7,873 The Walt Disney Co.
(a)
1,426,430
12,545,978
Consumer Staples - 2.6%
27,120 Coty, Inc., Class A 190,382
23,291 Philip Morris International, Inc.
(b)
1,928,262
2,118,644
Financials - 12.1%
6,990 American Express Co. 845,161
6,960 Aon PLC, Class A 1,470,439
5,577 Berkshire Hathaway, Inc., Class B
(a)
1,293,139
12,194 CBRE Group, Inc., Class A
(a)
764,808
4,379 Citigroup, Inc. 270,009
6,862 JPMorgan Chase & Co. 871,954
13,299 Northern Trust Corp. 1,238,669
2,450 The Allstate Corp. 269,329
20,016 The Blackstone Group, Inc., Class A 1,297,237
14,355 The Charles Schwab Corp. 761,389
3,276 Visa, Inc., Class A 716,559
9,798,693
Health Care - 2.0%
5,128 Becton Dickinson and Co. 1,283,128
11,118 Covetrus, Inc.
(a)
319,531
1,602,659
Industrials - 5.8%
16,418 Jacobs Engineering Group, Inc. 1,788,906
3,455 Keysight Technologies, Inc.
(a)
456,371
1,995 Lockheed Martin Corp. 708,185
24,708 Quanta Services, Inc. 1,779,470
4,732,932
Information Technology - 9.2%
21,928 Apple, Inc. 2,909,626
2,890 Arista Networks, Inc.
(a)
839,747
4,980 Autodesk, Inc.
(a)
1,520,593
10,308 GoDaddy, Inc., Class A
(a)
855,049
3,310 IBM 416,663
12,324 SS&C Technologies Holdings, Inc. 896,571
7,438,249
Total Common Stock (Cost $29,989,261) 44,073,652

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
2
Absolute Funds
Shares Security Description Value
Money Market Fund - 48.9%
39,616,872 BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.02%
(d)
(Cost $39,616,872) $ 39,616,872
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Purchased Options - 3.5%
Call Options Purchased - 3.0%
47 AbbVie, Inc. $ 87.50 01/22 $ 411,250 100,462
16 Becton Dickinson and Co. 230.00 01/22 368,000 59,600
42 Bristol-Myers Squibb Co. 60.00 01/22 252,000 29,400
48 Bristol-Myers Squibb Co. 45.00 01/22 216,000 85,560
65 CVS Health Corp. 57.50 01/22 373,750 85,800
516 General Motors Co. 45.00 03/21 2,322,000 100,620
1,045 General Motors Co. 40.00 03/21 4,180,000 433,675
189 General Motors Co. 55.00 06/21 1,039,500 18,522
49 Intel Corp. 40.00 01/22 196,000 59,290
621 Invesco QQQ Trust ETF 325.00 01/21 20,182,500 117,680
103 Morgan Stanley 60.00 01/23 618,000 168,663
72 Occidental Petroleum Corp. 30.00 01/22 216,000 15,264
51 Omnicom Group, Inc. 50.00 01/21 255,000 63,495
92 Philip Morris International, Inc. 75.00 01/22 690,000 106,030
1,864 SPDR S&P 500 ETF Trust 388.00 01/21 72,323,200 186,400
1,242 SPDR S&P 500 ETF Trust 382.00 01/21 47,444,400 304,290
12 Tesla, Inc. 600.00 03/21 720,000 176,160
26 The Allstate Corp. 80.00 01/22 208,000 81,510
31 The PNC Financial Services Group, Inc. 100.00 01/22 310,000 155,000
24 United Parcel Service, Inc. 155.00 01/22 372,000 60,720
69 Walgreens Boots Alliance, Inc. 37.50 01/22 258,750 45,540
Total Call Options Purchased (Premiums Paid $1,915,140) 2,453,681
Put Options Purchased - 0.5%
277 iShares 20+ Year Treasury Bond ETF 137.00 01/21 6,108,958 277
1,242 iShares Russell 2000 ETF 170.00 01/21 0 63,342
2,174 SPDR S&P 500 ETF Trust 345.00 01/21 81,281,512 289,142
776 SPDR S&P 500 ETF Trust 335.00 01/21 29,013,088 65,572
12 Tesla, Inc. 300.00 02/21 846,804 1,284
Total Put Options Purchased (Premiums Paid $1,436,150) 419,617
Total Purchased Options (Premiums Paid $3,351,290) 2,873,298
Investments, at value - 106.8% (Cost $72,957,423) $ 86,563,822
Total Written Options - (8.3)% (Premiums Received $(5,799,188)) (6,760,580)
Other Assets & Liabilities, Net - 1.5% 1,269,706
Net Assets - 100.0% $ 81,072,948

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
December 31, 2020
3
Absolute Funds
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (8.3)%
Call Options Written - (8.1)%
(8) Mohawk Industries, Inc. $ 70.00 02/21 $ 112,760 $ (56,880)
(51) Omnicom Group, Inc. 70.00 01/21 (318,087) (51)
(2,174) SPDR S&P 500 ETF Trust 350.00 02/21 (81,281,512) (6,237,206)
(12) Tesla, Inc. 540.00 03/21 (846,804) (227,820)
(31) The PNC Financial Services Group, Inc. 140.00 02/21 (461,900) (36,270)
(69) Walgreens Boots Alliance, Inc. 50.00 01/22 (275,172) (14,904)
Total Call Options Written (Premiums Received $(5,517,427)) (6,573,131)
Put Options Written - (0.2)%
(12) Alibaba Group Holding, Ltd. 200.00 06/21 240,000 (14,940)
(111) General Motors Co. 20.00 01/22 222,000 (5,883)
(24) General Motors Co. 45.00 01/23 108,000 (29,100)
(70) General Motors Co. 40.00 01/23 280,000 (63,525)
(45) Johnson & Johnson 140.00 03/21 630,000 (8,145)
(50) MGM Resorts International 27.00 03/21 135,000 (7,000)
(50) MGM Resorts International 25.00 03/21 125,000 (4,000)
(92) Pfizer, Inc. 35.00 03/21 322,000 (10,948)
(168) Philip Morris International, Inc. 55.00 01/22 924,000 (27,468)
(12) salesforce.com, Inc. 210.00 05/21 252,000 (16,440)
Total Put Options Written (Premiums Received $(281,761)) (187,449)
Total Written Options - (8.3)% (Premiums Received $(5,799,188)) $ (6,760,580)

ABSOLUTE CAPITAL OPPORTUNITIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
December 31, 2020
4
Absolute Funds
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of December 31,
2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as written options, which are reported at their market value at period end.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION
ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
ADR American Depositary Receipt
ETF Exchange Traded Fund
PLC Public Limited Company
(a) Non-income producing security.
(b) Subject to put option written by the Fund.
(c) Subject to call option written by the Fund.
(d) Dividend yield changes daily to reflect current market conditions.
Rate was the quoted yield as of December 31, 2020.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 5,836,497 $ – $ – $ 5,836,497
Consumer Discretionary 12,545,978 – – 12,545,978
Consumer Staples 2,118,644 – – 2,118,644
Financials 9,798,693 – – 9,798,693
Health Care 1,602,659 – – 1,602,659
Industrials 4,732,932 – – 4,732,932
Information Technology 7,438,249 – – 7,438,249
Money Market Fund – 39,616,872 – 39,616,872
Purchased Options 1,720,436 1,152,862 – 2,873,298
Investments at Value $ 45,794,088 $ 40,769,734 $ – $ 86,563,822
Total Assets $ 45,794,088 $ 40,769,734 $ – $ 86,563,822
Liabilities
Other Financial Instruments*
Written Options (328,453) (6,432,127) – (6,760,580)
Total Liabilities $ (328,453) $ (6,432,127) $ – $ (6,760,580)